Loans	12 Months Ended
Dec. 31, 2011
Loans [Abstract]
LOANS

NOTE 3—LOANS

Loans at year-end were as follows.

	2011	2010
Commercial and agricultural	$86,395	$84,913
Commercial real estate	371,852	336,251
Residential real estate	274,995	295,038
Real estate construction	39,790	39,341
Consumer	10,409	11,590
Credit card and other	1,827	190

Total Loans	785,268	767,323
Allowance for loan losses	(21,257)	(21,768)

Net loans	$764,011	$745,555

Loans to directors and executive officers, including their immediate families and companies in which they are principal owners during 2011 were as follows.

Balance - December 31, 2010	$9,379
New loans and advances	4,470
Repayments	(2,817)
Effect of changes to related parties	(110)

Balance - December 31, 2011	$10,922